Federated Hermes MDT Small Cap Core ETF
Portfolio of Investments
May 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—99.6%
		Communication Services—1.8%
60	[1]	AMC Global Media, Inc.	$ 583
93,002	[1]	Bumble, Inc.	294,816
11,722	[1]	Grindr, Inc.	146,525
105,782	[1]	Lumen Technologies, Inc.	1,162,544
21,909	[1]	QuinStreet, Inc.	274,301
22,624	[1]	Sphere Entertainment Co.	3,132,972
		TOTAL	5,011,741
		Consumer Discretionary—8.3%
31,849	[1]	Adient PLC	728,068
24,273		Advance Auto Parts, Inc.	1,462,206
14,983	[1]	American Public Education, Inc.	741,209
140,129	[1]	Bed Bath & Beyond, Inc.	858,991
156,357		Bloomin Brands, Inc.	1,319,653
61,987	[1]	Capri Holdings Ltd.	1,147,379
177,079	[1]	Chegg, Inc.	231,973
96,203	[1]	Coursera, Inc.	518,534
38,342		Cracker Barrel Old Country Store, Inc.	1,296,726
134,069	[1]	EVgo, Inc.	297,633
5,449	[1]	Frontdoor, Inc.	338,219
55,686		Garrett Motion, Inc.	1,824,273
40,956	[1]	Helen of Troy Ltd.	1,111,546
47,957		Kohl’s Corp.	688,663
417,146		Krispy Kreme, Inc.	1,468,354
58,087	[1]	National Vision Holdings, Inc.	972,957
75,863	[1]	PetMed Express, Inc.	164,623
13,454		Polaris, Inc., Class A	949,449
17,897	[1]	Revolve Group, Inc.	350,781
13,874	[1]	Rush Street Interactive, Inc.	351,567
8,247	[1]	Shake Shack, Inc.	530,365
136,406	[1]	Stoneridge, Inc.	1,018,953
68,439		Super Group SGHC Ltd.	852,066
202,976	[1]	Sweetgreen, Inc.	2,021,641
18,355	[1]	Victoria’s Secret & Co.	1,009,525
37,696		Wolverine World Wide, Inc.	661,565
		TOTAL	22,916,919
		Consumer Staples—1.2%
28,502	[1]	Medifast, Inc.	357,130
76,861		MGP Ingredients, Inc.	1,356,597
52,663	[1]	The Simply Good Foods Co.	606,678
4,778	[1]	United Natural Foods, Inc.	245,350
4,924	[1]	Vita Coco Co., Inc./The	369,940
31,930	[1]	Vital Farms, Inc.	319,619
		TOTAL	3,255,314
		Energy—4.7%
16,886		Archrock, Inc.	565,512
44,577		Ardmore Shipping Corp.	716,798
58,031	[1]	CNX Resources Corp.	1,955,064

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
14,999		CVR Energy, Inc.	$ 498,267
29,535		Delek US Holdings, Inc.	1,314,603
46,690	[1]	DMC Global, Inc.	317,959
11,195		Excelerate Energy, Inc.	368,763
4,386		International Seaways, Inc.	338,555
22,598		Kodiak Gas Services, Inc.	1,510,676
15,107		Magnolia Oil & Gas Corp.	413,328
4,497	[1]	Nabors Industries Ltd.	416,557
6,146		Northern Oil and Gas, Inc.	133,799
28,804	[1]	Oil States International, Inc.	244,834
26,359		Peabody Energy Corp.	713,011
145,522	[1]	Talos Energy, Inc.	2,134,808
13,606	[1]	Tidewater, Inc.	999,905
10,665		World Kinect Corp.	307,259
		TOTAL	12,949,698
		Financials—16.6%
28,160		Acadian Asset Management, Inc.	2,036,250
39,428		Amalgamated Financial Corp.	1,635,473
45,915		Artisan Partners Asset Management, Inc.	1,719,058
7,609		Banco Latinoamericano de Comercio Exterior SA, Class E	424,887
65,343		BankUnited, Inc.	3,031,262
2,491		Bread Financial Holdings, Inc.	221,873
174,081		BrightSpire Capital, Inc.	1,004,447
65,995		Byline Bancorp, Inc.	2,183,775
8,239		Capital Bancorp, Inc.	262,989
55,485		CNO Financial Group, Inc.	2,550,645
11,454		Compass Diversified Trust	130,003
11,651	[1]	Customers Bancorp, Inc.	875,456
44,776		FB Financial Corp.	2,359,247
17,542		First Business Financial Services, Inc.	1,009,016
36,740		Fulton Financial Corp.	796,891
84,882		Hamilton Insurance Group Ltd.	2,513,356
7,332		Hancock Whitney Corp.	499,456
3,223		HCI Group, Inc.	496,568
8,437		Hometrust Bancshares, Inc.	392,067
20,854		Jackson Financial, Inc.	2,150,256
4,966	[1]	Lemonade, Inc.	288,028
57,795	[1]	LendingClub Corp.	1,031,641
15,187	[1]	LendingTree, Inc.	580,143
20,800		Marex Group PLC	1,101,152
9,510		Mercantile Bank Corp.	503,935
10,901		Mercury General Corp.	1,068,625
1,625	[1]	NCR Atleos Corp.	72,475
29,115		OFG Bancorp	1,326,479
7,662	[1]	Palomar Holdings, Inc.	820,140
6,798		Peapack-Gladstone Financial Corp.	294,013
2,275		Preferred Bank Los Angeles, CA	217,991
3,027		RLI Corp.	151,471
2,633	[1]	Root, Inc.	137,074
2,303		ServisFirst Bancshares, Inc.	179,611
13,896		Sierra Bancorp	527,770
51,354	[1]	Siriuspoint Ltd.	1,096,408

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
35,756	[1]	Skyward Specialty Insurance Group, Inc.	$ 1,577,555
62,728	[1]	Slide Insurance Holdings, Inc.	1,130,986
14,253		StoneCo Ltd.	163,197
12,233	[1]	Texas Capital Bancshares, Inc.	1,217,061
37,006		The Bank of NT Butterfield & Son Ltd.	2,089,359
46,832		Trustmark Corp.	2,068,101
6,004		UMB Financial Corp.	788,085
6,607		Universal Insurance Holdings, Inc.	244,591
7,476		Victory Capital Holdings, Inc.	632,096
16,624		Western New England Bancorp, Inc.	220,600
		TOTAL	45,821,562
		Health Care—17.1%
16,140	[1]	4D Molecular Therapeutics, Inc.	159,947
109,641	[1]	ADMA Biologics, Inc.	874,935
17,193	[1]	Alignment Healthcare, Inc.	263,397
29,229	[1]	AMN Healthcare Services, Inc.	846,764
47,310	[1]	Amylyx Pharmaceuticals, Inc.	678,899
8,490	[1]	AnaptysBio, Inc.	472,638
16,880	[1]	Apogee Therapeutics, Inc.	1,386,523
161,474	[1]	Aquestive Therapeutics, Inc.	649,126
70,043	[1]	Arcutis Biotherapeutics, Inc.	1,503,123
83,660	[1]	Arvinas, Inc.	751,267
7,314	[1]	Axsome Therapeutics, Inc.	1,714,987
38,334	[1]	Azenta, Inc.	877,082
3,402	[1]	Bicara Therapeutics, Inc.	73,994
129	[1]	BioCryst Pharmaceuticals, Inc.	1,149
20,355	[1]	Bridgebio Pharma, Inc.	1,348,722
63,912	[1]	BrightSpring Health Services, Inc.	3,942,092
5,123	[1]	Catalyst Pharmaceutical Partners, Inc.	159,991
6,305	[1]	Celcuity, Inc.	837,808
14,965	[1]	CG Oncology, Inc.	932,170
2,263	[1]	Cytokinetics, Inc.	173,708
51,825	[1]	Emergent BioSolutions, Inc.	472,644
62,243	[1]	Erasca, Inc.	799,200
25,180	[1]	EyePoint, Inc.	341,944
12,562	[1]	Guardant Health, Inc.	1,629,166
2,220	[1]	Haemonetics Corp.	150,538
6,034	[1]	Halozyme Therapeutics, Inc.	401,502
26,223	[1]	Harmony Biosciences Holdings, Inc.	828,385
91,038	[1]	ImmunityBio, Inc.	684,606
75,461	[1]	Indivior Pharmaceuticals, Inc.	2,718,105
26,504	[1]	Innovage Holding Corp.	201,165
68,219	[1]	Inogen, Inc.	442,741
1,192	[1]	Insmed, Inc.	127,437
47,560	[1]	Intellia Therapeutics, Inc.	669,169
3,445	[1]	IRhythm Holdings, Inc.	392,386
62,348	[1]	Janux Therapeutics, Inc.	909,657
23,576	[1]	Keros Therapeutics, Inc.	265,230
1,827	[1]	Krystal Biotech, Inc.	564,598
2,568	[1]	Lantheus Holdings, Inc.	255,002
47,062	[1]	Larimar Therapeutics, Inc.	163,776
5,865		LeMaitre Vascular, Inc.	555,122

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
29,310	[1]	Liquidia Corp.	$ 1,813,117
997	[1]	Madrigal Pharmaceuticals, Inc.	495,778
31,245	[1]	Mirum Pharmaceuticals, Inc.	3,171,368
211,853	[1]	Myriad Genetics, Inc.	841,056
16,819	[1]	Neogen Corp.	150,866
11,116	[1]	Omeros Corp.	122,721
760	[1]	Pediatrix Medical Group, Inc.	16,370
4,144		Phibro Animal Health Corp.	127,594
19,325	[1]	PROCEPT BioRobotics Corp.	508,827
133,052	[1]	Prothena Corp. PLC	1,354,469
11,451	[1]	PTC Therapeutics, Inc.	845,656
25,752	[1]	QuidelOrtho Corp.	335,291
9,299	[1]	Rhythm Pharmaceuticals, Inc.	821,288
52,158	[1]	Rocket Pharmaceuticals, Inc.	160,125
12,566	[1]	Septerna, Inc.	379,493
5,025	[1]	Supernus Pharmaceuticals, Inc.	232,055
53,691	[1]	Tactile Systems Technology, Inc.	1,321,336
66,764	[1]	Teladoc Health, Inc.	508,074
12,665	[1]	TransMedics Group, Inc.	851,088
8,833	[1]	Travere Therapeutics, Inc.	416,741
2,175	[1]	TruBridge, Inc.	56,463
52,235	[1]	Vanda Pharmaceuticals, Inc.	336,916
15,687	[1]	Varex Imaging Corp.	160,478
1,759	[1]	Vaxcyte, Inc.	90,413
123	[1]	Viridian Therapeutics, Inc.	2,167
114,868	[1]	Wave Life Sciences Ltd.	755,832
79,362	[1]	Zentalis Pharmaceuticals, Inc.	317,448
42,165	[1]	Zevra Therapeutics, Inc.	488,692
16,669	[1]	Zymeworks, Inc.	418,892
		TOTAL	47,321,309
		Industrials—20.0%
21,535	[1]	Allegiant Travel Co.	1,972,821
13,951		Apogee Enterprises, Inc.	535,858
11,262		Atkore, Inc.	932,606
11,836		Atmus Filtration Technologies, Inc.	553,688
19,494	[1]	Bloom Energy Corp.	5,555,790
19,380	[1]	Blue Bird Corp.	1,313,383
51,305	[1]	BrightView Holdings, Inc.	634,130
585		Comfort Systems USA, Inc.	1,069,503
17,389	[1]	CoreCivic, Inc.	366,560
27,845		Costamare, Inc.	428,256
3,020		Emcor Group, Inc.	2,496,996
2,112		EnerSys, Inc.	481,473
65,172	[1]	Fluence Energy, Inc.	1,230,447
48,103	[1]	Fluor Corp.	2,201,193
34,139	[1]	Forrester Research, Inc.	240,680
49,529	[1]	Fuelcell Energy, Inc.	1,072,798
3,571	[1]	Gibraltar Industries, Inc.	138,019
10,254		Granite Construction, Inc.	1,403,157
10,163		Griffon Corp.	894,141
79,500	[1,2]	Hertz Global Holdings, Inc.	429,300
13,567	[1]	Hurco Co., Inc.	232,945

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
3,848	[1]	Huron Consulting Group, Inc.	$ 413,237
12,526		Hyster-Yale, Inc.	454,944
3,020		ICF International, Inc.	207,897
18,102		Insperity, Inc.	623,976
21,968	[1]	Intuitive Machines, Inc.	962,857
71,828	[1]	JELD-WEN Holding, Inc.	155,149
12,337		Kennametal, Inc.	404,654
12,341	[1]	Kratos Defense & Security Solutions	791,428
27,116	[1]	Legence Corp.	2,270,694
28,327		Leonardo DRS, Inc.	1,381,225
34,608	[1]	Manitowoc, Inc.	409,413
92,603		Mueller Water Products, Inc.	2,334,522
14,581	[1]	NextPower, Inc.	2,280,468
42,115		Pitney Bowes, Inc.	678,052
37,882	[1]	Planet Labs PBC	1,937,286
10,890		Powell Industries, Inc.	3,097,334
23,828		Primoris Services Corp.	2,997,086
18,422	[1]	SkyWest, Inc.	1,577,844
2,164	[1]	Sterling Infrastructure, Inc.	1,862,858
9,159		Tecnoglass, Inc.	394,661
2,303		Tennant Co.	198,311
13,790		TriNet Group, Inc.	629,927
302,507	[1]	TTEC Holdings, Inc.	822,819
36,889	[1]	Upwork, Inc.	325,361
18,841	[1]	V2X, Inc.	1,566,252
54,942		Wabash National Corp.	435,690
5,288		Watts Industries, Inc., Class A	1,633,886
8,876		Zurn Elkay Water Solutions Corp.	417,172
		TOTAL	55,448,747
		Information Technology—18.3%
69,415	[1]	Adtran Holdings, Inc.	1,148,818
5,260		Advanced Energy Industries, Inc.	1,589,467
11,525	[1]	Alarm.com Holdings, Inc.	519,893
24,574	[1]	Applied Digital Corp.	1,161,859
4,989	[1]	Applied Optoelectronics, Inc.	790,307
69,855	[1]	Arteris, Inc.	2,511,287
34,119	[1]	Asana, Inc.	262,716
50,199	[1]	AvePoint, Inc.	547,671
5,742	[1]	Axcelis Technologies, Inc.	863,654
11,691		Badger Meter, Inc.	1,448,515
84	[1]	Blackline, Inc.	2,470
48,799	[1]	C3.AI, Inc.	525,565
14,032	[1]	Calix, Inc.	557,772
83,425	[1]	Cerence, Inc.	1,072,846
44,114	[1]	Cipher Digital, Inc.	1,043,296
10,438		Clear Secure, Inc.	578,787
6,325	[1]	Cohu, Inc.	333,644
7,490	[1]	Credo Technology Group Holding Ltd.	1,767,865
19,406	[1]	Everforth, Inc.	440,128
34,009	[1]	Evolv Technologies Holdings, Inc.	219,358
22,843	[1]	Extreme Networks, Inc.	605,568
833	[1]	Fabrinet	544,915

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
13,845	[1]	FormFactor, Inc.	$ 1,724,949
70,488	[1]	Freshworks, Inc.	684,438
72,821	[1]	Grid Dynamics Holdings, Inc.	524,311
26,496		Hackett Group, Inc.	305,499
10,903	[1]	Hut 8 Mining Corp.	1,361,021
153,901	[1]	indie Semiconductor, Inc.	767,966
2,124	[1]	Insight Enterprises, Inc.	225,951
4,657	[1]	Intapp, Inc.	107,530
1,091		InterDigital, Inc.	275,030
1,536	[1]	Itron, Inc.	126,689
5,711		Kulicke & Soffa Industries, Inc.	581,894
473	[1]	LiveRamp Holdings, Inc.	17,766
16,481	[1]	MaxLinear, Inc.	1,531,579
178,094		Methode Electronics, Inc., Class A	2,055,205
14,477		Napco Security Technologies, Inc.	543,322
47,410	[1]	Navitas Semiconductor Corp.	1,261,106
14,709	[1]	NetScout Systems, Inc.	612,189
22,292	[1]	nLight, Inc.	1,652,283
18,859	[1]	Pagerduty, Inc.	187,647
43,035	[1]	Par Technology Corp.	664,460
15,753		Power Integrations, Inc.	1,323,252
14,855	[1]	Q2 Holdings, Inc.	703,384
4,420	[1]	Qualys, Inc.	483,062
4,969	[1]	Semtech Corp.	757,971
1,703	[1]	Sitime Corp.	1,209,471
156,907	[1]	Sprinklr, Inc.	875,541
51,863	[1]	SPS Commerce, Inc.	2,943,225
35,185	[1]	Tenable Holdings, Inc.	993,273
55,625	[1]	Terawulf, Inc.	1,421,775
15,149	[1]	Ultra Clean Holdings, Inc.	1,296,300
111,667	[1]	Unisys Corp.	512,552
25,909	[1]	Viant Technology, Inc.	329,562
30,707	[1]	ViaSat, Inc.	2,475,598
15,792	[1]	Viavi Solutions, Inc.	766,860
715		Vistance Networks, Inc.	8,923
103,390	[1]	Weave Communications, Inc.	622,408
2,819	[1]	Workiva, Inc.	140,330
		TOTAL	50,610,723
		Materials—4.0%
50,292	[1]	Aspen Aerogels, Inc.	321,869
13,031	[1]	Clearwater Paper Corp.	212,405
59,594		Coeur Mining, Inc.	1,151,356
22,746		Commercial Metals Corp.	1,729,833
34,598	[1]	Compass Minerals International, Inc.	1,104,368
30,692	[1]	Constellium SE	1,051,508
29,464	[1]	Contango Silver & Gold, Inc.	592,521
121,079		Hecla Mining Co.	2,151,574
5,168		Koppers Holdings, Inc.	210,854
25,688		Mativ Holdings, Inc.	228,110
32,452	[1]	Perimeter Solutions, Inc.	1,047,551
37,838	[1]	SSR Mining, Inc.	1,181,302

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
2,322		Warrior Met Coal, Inc.	$ 219,522
		TOTAL	11,202,773
		Real Estate—5.8%
124,665		American Healthcare REIT, Inc.	6,094,872
138,320		Brandywine Realty Trust	428,792
98,901	[1]	Cushman & Wakefield Ltd.	1,230,328
10,827		Essential Properties Realty Trust, Inc.	331,090
101,987		Newmark Group, Inc.	1,424,758
65,579		Outfront Media, Inc.	2,114,267
127,645	[2]	Postal Realty Trust, Inc.	2,940,941
47,917	[1]	Real Brokerage, Inc./The	86,251
40,785		RMR Group, Inc./The	813,661
17,801		Tanger, Inc.	642,082
		TOTAL	16,107,042
		Utilities—1.8%
4,686		Avista Corp.	194,329
13,313		California Water Service Group	600,416
1,206		Chesapeake Utilities Corp.	148,724
48	[1]	Hawaiian Electric Industries, Inc.	638
11,138		ONE Gas, Inc.	865,868
16,955		Otter Tail Corp.	1,469,320
31,396		Portland General Electric Co.	1,573,568
		TOTAL	4,852,863
		TOTAL COMMON STOCKS (IDENTIFIED COST $243,507,184)	275,498,691
		INVESTMENT COMPANY—1.2%
3,326,657		Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[3] (IDENTIFIED COST $3,326,657)	3,326,657
		TOTAL INVESTMENT IN SECURITIES—100.8% (IDENTIFIED COST $246,833,841)	278,825,348
		OTHER ASSETS AND LIABILITIES - NET—(0.8%)[4]	(2,176,834)
		NET ASSETS—100%	$276,648,514
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended May 31, 2026, were as follows:
Affiliated	Value as of 2/28/2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Value as of 5/31/2026	Shares held as of 5/31/2026	Dividend Income
Consumer Discretionary:
Advance Auto Parts, Inc.	$788,671	$557,083	$(61,596)	$179,022	$(974)	$1,462,206	24,273	$4,830
Health Care:
EyePoint, Inc.	$336,239	$145,350	$(68,233)	$(58,555)	$(12,857)	$341,944	25,180	$—
Industrials:
TTEC Holdings, Inc.	$477,712	$334,982	$(43,184)	$79,166	$(25,857)	$822,819	302,507	$—
TOTAL OF AFFILIATED COMPANIES TRANSAC- TIONS	$1,602,622	$1,037,415	$(173,013)	$199,633	$(39,688)	$2,626,969	351,960	$4,830

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 2/28/2026	$—
Purchases at Cost	$4,095,195
Proceeds from Sales	$(768,538)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2026	$3,326,657
Shares Held as of 5/31/2026	3,326,657
Dividend Income	$—

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$3,241,997	$3,326,657

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust